Equity (Details Narrative)										3 Months Ended			6 Months Ended		12 Months Ended		75 Months Ended	81 Months Ended
	Jan. 01, 2025 $ / shares	Nov. 21, 2024 USD ($)	Nov. 12, 2024 USD ($)	Oct. 03, 2023 $ / shares shares	Jul. 10, 2023 $ / shares shares	Jun. 27, 2023 USD ($) shares	Jun. 08, 2023 shares	Jun. 06, 2023 USD ($) $ / shares shares	Apr. 01, 2022 USD ($)	Sep. 30, 2025 USD ($) Vote Subclass $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) Vote Subclass $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($) Integer $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) Integer $ / shares shares	Sep. 30, 2025 USD ($) Vote Subclass $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized										250,000,000			250,000,000		250,000,000	250,000,000	250,000,000	250,000,000
Preferred stock, par value | $ / shares										$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Valuation | $ / shares								$ 800.00
Potential exchange price | $ / shares										840.00			$ 840.00		$ 840.00		840.00	840.00
Number of days preceding exchange date													20 days		20 days
Potential exchange price | $ / shares										$ 8.4000			$ 8.4000		$ 840.00		$ 840.00	$ 8.4000
Reclass of BCH Preferred A-0 from temporary to permanent equity | $														$ 125,500,000	$ 160,500,000
Profit loss | $										$ (17,907,000)	$ 9,747,000		$ (110,555,000)	54,057,000	(803,000)	$ (2,658,180,000)
Asset valuation adjustment | $										321,900,000			321,900,000		321,900,000		$ 321,900,000	$ 321,900,000
Accounts payable and accrued expense | $										234,348,000			234,348,000		156,770,000	157,157,000	$ 156,770,000	$ 234,348,000
Compensation expense | $										462	$ 3,364		923	4,358	5,649,000	39,103,000
Purchase of noncontrolling interest | $										$ 410,000						269,000
Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Standby equity purchase agreement sale of stock | $			$ 200,100,000			$ 250,000,000.0							$ 300,000	$ 3,900,000	$ 7,900,000	$ 1,300,000
Standby equity purchase agreement, expiration period						36 months
Commitment fee | $						$ 1,300,000
Standby equity purchase agreement, shares issued						5,703							941,550	498,125	3,921,407	48,818
Common Class A [Member]
Class of Stock [Line Items]
Number of votes per share										1			1		1		1	1
Conversion of stock				172,574
Price per unit | $ / shares															$ 0.31		$ 0.31
Valuation | $ / shares										$ 10.00			$ 10.00		$ 10.00		$ 10.00	$ 10.00
Initial conversion price, percentage										50.00%			50.00%		50.00%		50.00%	50.00%
Units issuable										51,531,744			51,531,744		2,127,472		2,127,472	51,531,744
Annual conversion limit										9.99%			9.99%		9.99%		9.99%	9.99%
Units converted								17,456
Common Class B [Member]
Class of Stock [Line Items]
Number of votes per share										10			10		10		10	10
Units converted								191,405
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										50,000,000			50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, shares issued							34,962			0			0		0	0	0	0
Preferred stock, shares outstanding							34,962			0			0		0	0	0	0
Preferred stock, par value | $ / shares										$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										5,600,000			5,600,000		4,500,000		4,500,000	5,600,000
Preferred stock, shares issued										1,543,071			1,543,071		363,125	227,000	363,125	1,543,071
Preferred stock, shares outstanding										1,543,071			1,543,071		363,125	226,932	363,125	1,543,071
Preferred stock, par value | $ / shares										$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, number of subclasses issued | Subclass										8			8					8
Preferred stock, number of subclasses outstanding | Subclass										7			7					7
Liquidation preference | $ / shares															$ 10.00		$ 10.00
Initial conversion price, percentage										75.00%			75.00%					75.00%
Annual conversion limit										4.99%			4.99%		4.99%		4.99%	4.99%
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares										$ 0.22			$ 0.22		$ 0.69		$ 0.69	$ 0.22
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares										436.80			$ 436.80		436.80		436.80	436.80
Preferred Series B Subclass Five [Member]
Class of Stock [Line Items]
Conversion of stock													136,193
Conversion price | $ / shares										0.69			$ 0.69		$ 0.69		$ 0.69	0.69
Series B Resettable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock													1,179,946
Preferred Series B Sub Class Six [Member]
Class of Stock [Line Items]
Conversion of stock													965,576
Preferred Series B Sub Class Seven [Member]
Class of Stock [Line Items]
Conversion of stock													23,333
Preferred Series B Sub Class Eight [Member]
Class of Stock [Line Items]
Conversion of stock													191,037
Preferred Series B Subclass 1 [Member]
Class of Stock [Line Items]
Conversion of stock				3,768,995												3,768,995
Price per unit | $ / shares				$ 218.40
Liquidation preference | $ / shares										$ 10.00			$ 10.00					$ 10.00
Calendar days after original issuance date													210 days		210 days
Calendar months after original issuance date													60 months		60 months
Anniversary of original issuance date													1 year		1 year
Preferred Series A Subclass 0 [Member]
Class of Stock [Line Items]
Quarterly guaranteed payment, annual basis										6.00%			6.00%					6.00%
Quarterly guaranteed payment, fiscal quarter basis										1.50%			1.50%					1.50%
Guaranteed payment accrual | $										$ 64,800,000			$ 64,800,000		$ 55,500,000	$ 37,700,000	$ 55,500,000	$ 64,800,000
Convertible shares of preferred stock, percentage redeemable										12.50%			12.50%		12.50%		12.50%	12.50%
Maximum percentage redeemable										50.00%	50.00%		50.00%	50.00%	50.00%		50.00%	50.00%
Maximum percentage non-redeemable											50.00%			50.00%
Reclass of BCH Preferred A-0 from temporary to permanent equity | $														$ 125,500,000
Preferred Series A Subclass 0 Non-Redeemable [Member]
Class of Stock [Line Items]
Reclass of BCH Preferred A-0 from temporary to permanent equity | $		$ 35,000,000.0
Preferred Series A Subclass 1 [Member]
Class of Stock [Line Items]
Annual conversion limit	20.00%
Weighted average preferred return rate										1.59%			1.59%			0.23%
Deemed dividend | $										$ 151,400,000			$ 151,400,000		$ 121,500,000		$ 121,500,000	$ 151,400,000
Maximum conversion price | $ / shares	$ 1,440
Number of days preceding exchange date	30 days
Limit on indebtedness, capital percent of NAV threshold										55.00%			55.00%		55.00%		55.00%	55.00%
Limit on indebtedness, debt percent of NAV threshold										40.00%			40.00%		40.00%		40.00%	40.00%
Aggregate capital accounts, converted | $								$ 193,900,000
Preferred Series A Subclass 1 [Member] | Forecast [Member]
Class of Stock [Line Items]
Annual conversion limit	20.00%
Maximum conversion price | $ / shares	$ 1,440
Number of days preceding exchange date	30 days
Class S Ordinary [Member]
Class of Stock [Line Items]
Conversion of stock							5,057
Units issuable										402,383			402,383		402,383		402,383	402,383
Units issued										67,000			67,000		67,000	67,000	67,000	67,000
Units outstanding										67,000			67,000		67,000	67,000	67,000	67,000
Common stock exchange ratio										1			1					1
Preferred stock exchange ratio										1.2			1.2					1.2
Preferred return earned | $																		$ 200,000
BCH Class S ordinary units										1,675,000			1,675,000		1,400,000		1,400,000	1,675,000
Units converted								208,861
FLP Units Subclass 1 [Member]
Class of Stock [Line Items]
Allocation percentage										50.50%			50.50%		50.50%		50.50%	50.50%
FLP Units Subclass 2 [Member]
Class of Stock [Line Items]
Allocation percentage										49.50%			49.50%		49.50%		49.50%	49.50%
FLP Units Subclass 1 and 2 [Member]
Class of Stock [Line Items]
Allocation percentage										15.00%			15.00%		15.00%		15.00%	15.00%
Profit loss | $													$ 0	$ 0	$ 0	$ 0
Upward carrying value adjustment, percentage of capital accounts										15.00%			15.00%		15.00%		15.00%	15.00%
FLP Units Subclass 1 and 2 [Member] | Minimum [Member]
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio										0.20			0.20		0.20		0.20	0.20
FLP Units Subclass 1 and 2 [Member] | Maximum [Member]
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio										0.50			0.50		0.50		0.50	0.50
FLP Units Subclass 3 [Member]
Class of Stock [Line Items]
Profit loss | $													$ 0	0	$ 0	0
Net financing revenues, quarterly percentage										5.00%			5.00%		5.00%		5.00%	5.00%
Net financing revenues allocated, annualized stated interest percentage										10.00%			10.00%		10.00%		10.00%	10.00%
Tax and distributions, percentage of profits allocated										100.00%			100.00%		100.00%		100.00%	100.00%
Accounts payable and accrued expense | $										$ 700,000			$ 700,000		$ 900,000		$ 900,000	$ 700,000
Charitable Beneficiaries [Member]
Class of Stock [Line Items]
Percentage of distributions entitled to residual beneficiary, distributions received										2.50%			2.50%		2.50%		2.50%	2.50%
Percent of distributions entitled to residual beneficiary, payments on amounts due													5.00%		5.00%
Percent of distributions entitled to residual beneficiary, amount of excess cash collateral													10.00%		10.00%
Noncontrolling interest, increase from subsidiary equity issuance | $													$ 300,000		$ 1,100,000	1,100,000
Class A of CT [Member]
Class of Stock [Line Items]
Minority interest sold | $									$ 2,400,000
Percent of distributions entitled to residual beneficiary, amount of excess of capital contributions									2.00%
Purchase of noncontrolling interest | $																$ 300,000
Preferred Series B Subclass 2 [Member]
Class of Stock [Line Items]
Conversion of stock																200,000
Preferred Series B Subclass 3 [Member]
Class of Stock [Line Items]
Conversion of stock																20,000
Preferred Series B Subclass 4 [Member]
Class of Stock [Line Items]
Conversion of stock																6,932
Preferred Series B Subclass 5 [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares															$ 0.001		$ 0.001
Conversion of stock															136,193
Preferred Series A Subclass 0 [Member]
Class of Stock [Line Items]
Quarterly guaranteed payment, annual basis															6.00%		6.00%
Quarterly guaranteed payment, fiscal quarter basis															1.50%		1.50%
Common Class A and B [Member]
Class of Stock [Line Items]
Common stock exchange ratio										1			1					1
Conversion of BCG Common Class A Units [Member]
Class of Stock [Line Items]
Additional value | $												$ 15,000,000.0
Compensation expense | $												$ 15,000,000.0
Preferred Series C Subclass 1 [Member]
Class of Stock [Line Items]
Price per unit | $ / shares					$ 372.80
Units converted					550,510
Trading days					20 days
Class S Preferred [Member]
Class of Stock [Line Items]
Preferred stock exchange ratio															1.2		1.2
Preferred return earned | $																	$ 200,000
FLP Units Subclass 3 [Member]
Class of Stock [Line Items]
Accounts payable and accrued expense | $																$ 900,000